Revenue	9 Months Ended
Sep. 30, 2021
Revenue.
Revenue

11. Revenue

In September 2021, the Company entered into a global licensing and research collaboration with Eli Lilly and Company (‘Lilly’) focused on the discovery, development, and commercialization of potential new medicines for genetic disorders in the liver and nervous system. ProQR and Lilly will use ProQR’s proprietary Axiomer® RNA editing platform to progress new drug targets toward clinical development and commercialization.

Under the terms of the agreement, ProQR is eligible to receive upfront and milestone payments, and royalties on the net sales of any resulting products. Deferred revenue resulting from this transaction amounts to € 19,209,000 as of September 30, 2021. This amount includes the up-front payment (€ 17,272,000) and the premium paid by Lilly on the share issue described in note 10 (€ 2,098,000) and is partly off-set by the revenue recognized in the three-month period ended September 30, 2021 (€ 161,000). The up-front payment of € 17,272,000 is recognized under prepayments and other receivables.

In May 2021, the Company entered into an exclusive worldwide license and discovery collaboration for an undisclosed target with Yarrow Biotechnology, Inc. (“Yarrow”). Under the terms of the agreement, ProQR is eligible to receive upfront and milestone payments, and royalties on the net sales of any resulting products. ProQR also received 8% of the shares of Yarrow’s common stock.

	Nine month period
	ended September 30,

	2021	2020
	€ 1,000	€ 1,000

Eli Lilly collaboration revenue	161	—
Yarrow collaboration revenue	954	—
	1,115	—